ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of:

	June 30,	December 31,
	2025	2024
	(in thousands)
Consideration payable to selling stockholder	$9,960	$9,480
Accrued government taxes	9,669	9,127
Accrued interest	3,491	2,304
Advanced purchase consideration for sale of subsidiary	1,330	-
Accrued salaries and benefits	619	592
Accruals to social agencies	728	637
Other accrued expenses	872	454
Total	$26,669	$22,594